Acquisitions / Business Combinations (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions Business Combinations Tables
Preliminary purchase price allocation for Biometrics
Inventory	$8
Trademarks and trade name	350
Customer-related intangible	242
Distributor organization	600
Accrued expenses	(200)

Total purchase price	$1,000

Preliminary purchase price allocation for Gofoods
Cash	$75
Inventory	143
Trademarks and trade name	350
Customer-related intangible	91
Distributor organization	300
Accounts payable	(258)
Accrued expenses	(51)

Total purchase price	$650

Estimate of fair values of assets to be acquired
Cash paid	$500
Estimated fair value of earn-out	500
Aggregate purchase price	$1,000

Purchase price allocation:
Cash	$478
Accounts Receivable	20
Inventory	92
Prepaid expenses and other current assets	147
Property, plant and equipment	26
Trademarks and trade name	400
Customer-related intangible	300
Distribution network	700
Internally developed software	700
Goodwill	869
Accounts payable	(56)
Accrued expenses	(249)
Deferred revenues	(2,427)

Purchase price allocation for Livinity
Intangible assets - Distributor organization	$555
Intangible assets – Trademarks	86

Total purchase price	$641

Purchase price allocation for True2Life
Intangible assets - Distributor organization	$200
Intangible assets – Trademarks	27

Total purchase price	$227

Pro-Forma effect schedule
	Years ended December 31,
	2013	2012
Revenues	$88,596	$82,293
Income (loss) before income taxes	$2,532	$(450)